ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN (Details 3) - integer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BASIS OF PRESENTATION
Number of 10% clients	1	1
Percentage of total revenue	15.33%	14.82%
Percentage of total AR	35.08%	14.65%